Segment Reporting (Details) - Schedule of Operating Segments - Other Segments [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues (Losses)	$ 13,310,997	$ (4,349,731)
Commissions and fees	2,366,802	2,116,021
Compensation and benefits	1,714,336	1,923,259
Occupancy	391,251	372,628
Communication and technology	1,719,924	930,518
General and administrative	601,780	681,860
Crypto currencies
Professional fees	1,233,666	2,982,570
Research and development		4,160,033
Service fees	1,119,581	1,070,887
Interest	1,598,478	1,021,773
Depreciation	874,858	1,198,122
Marketing	1,502,421	391,211
Payment service charge	19,185	(2,361)
Change in fair value of warrant liabilities	(453,761)	(759,375)
Impairment of fixed assets		1,691,079
Impairment of cryptocurrencies		293,619
Other operating expenses	(18,200)	(23,328)
Total operating expenses	12,670,321	18,048,516
Income (loss) from operations	640,676	(22,398,247)
Total segment assets	93,624,936	103,235,120
Futures and securities brokerage services [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	1,593,687	1,979,384
Commissions and fees	948,492	1,444,452
Compensation and benefits	485,478	506,055
Occupancy
Communication and technology	239,932	220,442
General and administrative	119,780	53,308
Crypto currencies
Professional fees	14,430	383
Research and development
Service fees
Interest
Depreciation	155	394
Marketing	1,391	1,181
Payment service charge
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses	(5,158)	(1,617)
Total operating expenses	1,804,500	2,224,598
Income (loss) from operations	(210,813)	(245,214)
Total segment assets	5,784,066	4,883,736
CFD trading [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	9,148,435	(6,911,887)
Commissions and fees		7,863
Compensation and benefits
Occupancy	8,880	1,800
Communication and technology	172,569	170,108
General and administrative	24,883	32,569
Crypto currencies
Professional fees	49,176	68,732
Research and development
Service fees	217,308	248,240
Interest
Depreciation	400,000	400,000
Marketing	5,863	34,000
Payment service charge	(29,106)	(69,981)
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	849,573	893,331
Income (loss) from operations	8,298,862	(7,805,218)
Total segment assets	19,073,357	22,768,398
TRS trading [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	1,873,275	(798,523)
Commissions and fees	575,743	452,634
Compensation and benefits
Occupancy	8,880	1,800
Communication and technology	172,569	170,108
General and administrative	24,883	32,569
Crypto currencies
Professional fees	49,176	68,732
Research and development
Service fees	343,557	582,899
Interest	1,210,091	885,289
Depreciation	400,000	400,000
Marketing	5,863	34,000
Payment service charge	48,291	67,620
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	2,839,053	2,695,651
Income (loss) from operations	(965,778)	(3,494,174)
Total segment assets	54,167,567	57,414,627
Other [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	695,600	1,381,295
Commissions and fees	842,567	211,072
Compensation and benefits	1,228,858	1,417,204
Occupancy	373,491	369,028
Communication and technology	1,134,854	369,860
General and administrative	432,234	563,414
Crypto currencies
Professional fees	1,120,884	2,844,723
Research and development		4,160,033
Service fees	558,716	239,748
Interest	388,387	136,484
Depreciation	74,703	397,728
Marketing	1,489,304	322,030
Payment service charge
Change in fair value of warrant liabilities	(453,761)	(759,375)
Impairment of fixed assets		1,691,079
Impairment of cryptocurrencies		293,619
Other operating expenses	(13,042)	(21,711)
Total operating expenses	7,177,195	12,234,936
Income (loss) from operations	(6,481,595)	(10,853,641)
Total segment assets	$ 14,599,946	$ 18,168,359